Discontinued Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Discontinued Operations [Abstract]
Discontinued Operations

18.   Discontinued Operations

On March 6, 2023, High Wire divested the ADEX Entities. The divestiture of the ADEX Entities qualified for discontinued operations treatment.

The results of operations of the ADEX Entities have been included within net income (loss) from discontinued operations, net of tax, on the unaudited condensed consolidated statements of operations for the three and nine months ended September 30, 2023.

On June 27, 2024, HWN sold the assets of its technology services business unit. The operations of the sold business unit qualified for discontinued operations treatment.

The assets and liabilities of the sold business unit as of December 31, 2023 have been included within the unaudited condensed consolidated balance sheet as current assets of discontinued operations and current liabilities of discontinued operations.

The results of operations of the sold business unit have been included within net income (loss) from discontinued operations, net of tax, on the unaudited condensed consolidated statements of operations for the nine months ended September 30, 2024 and the three and nine months ended September 30, 2023.

In connection with the sale of HWN’s technology services business unit, the Company is now subject to a non-compete which precludes it from operating businesses similar to that of AWS PR and Tropical. As a result, both subsidiaries qualify for discontinued operations treatment.

The assets and liabilities of AWS PR and Tropical as of September 30, 2024 and December 31, 2023 have been included within the unaudited condensed consolidated balance sheet as current assets of discontinued operations and current liabilities of discontinued operations.

The results of operations of AWS PR and Tropical have been included within net income (loss) from discontinued operations, net of tax, on the unaudited condensed consolidated statements of operations for the nine months ended September 30, 2024 and 2023.

The following table shows the balance of the Company’s discontinued operations as of September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023
Current assets:
Cash	$-	$5,075
Accounts receivable	-	1,623,936
Current assets of discontinued operations	$-	$1,629,011

Current liabilities:
Accounts payable and accrued liabilities	$505,782	$1,227,529
Contract liabilities	-	301,757
Current liabilities of discontinued operations	$505,782	$1,529,286

The following table shows the statement of operations for the Company’s discontinued operations for the three months ended September 30, 2023 and the nine months ended September 30, 2024 and 2023:

	For the three months ended	For the nine months ended
	September 30,	September 30,
	2023	2024	2023

Revenue	$4,047,121	$7,558,530	$21,262,934

Operating expenses:
Cost of revenues	3,034,609	4,132,178	16,394,702
Depreciation and amortization	-	-	107,627
Salaries and wages	825,286	1,136,044	3,422,824
General and administrative	125,891	505,578	1,249,979
Total operating expenses	3,985,786	5,773,800	21,175,132

Income from operations	61,335	1,784,730	87,802

Other income (expenses):
Gain on sale of business unit	-	7,950,773	-
Other income	-	1,500	-
Gain (loss) on disposal of subsidiary	-	-	(1,434,392)
Gain on sale of asset	204,081	-	204,081
Exchange loss	-	-	(923)
Total other income (expense)	204,081	7,952,273	(1,231,234)

Pre-tax income (loss) from discontinued operations	265,416	9,737,003	(1,143,432)

Provision for income taxes	-	-	-

Net income (loss) from discontinued operations, net of tax	$265,416	$9,737,003	$(1,143,432)

19. Discontinued Operations

On February 15, 2022, HWN sold its 50% interest in JTM, which qualified for discontinued operations treatment.

The results of operations of JTM have been included within net loss from discontinued operations, net of taxes, on the consolidated statements of operations for the year ended December 31, 2022.

On March 6, 2023, High Wire divested the ADEX Entities (refer to Note 3, Recent Subsidiary Activity, for additional detail). The divestiture of the ADEX Entities qualified for discontinued operations treatment.

The assets and liabilities of the ADEX Entities as of December 31, 2022 have been included within the consolidated balance sheet as current assets of discontinued operations, noncurrent assets of discontinued operations, current liabilities of discontinued operations, and noncurrent liabilities of discontinued operations.

The results of operations of the ADEX Entities have been included within net loss from discontinued operations, net of taxes, on the consolidated statements of operations for the years ended December 31, 2023 and 2022.

On June 27, 2024, HWN divested its technical services segment (refer to Note 3, Recent Subsidiary Activity, for additional detail). The divestiture of the HWN technical services segment qualified for discontinued operations treatment.

The assets and liabilities of the technical services segment as of December 31, 2023 and 2022 have been included within the consolidated balance sheet as current assets of discontinued operations, noncurrent assets of discontinued operations, current liabilities of discontinued operations, and noncurrent liabilities of discontinued operations.

The results of operations of the technical services segment have been included within net loss from discontinued operations, net of taxes, on the consolidated statements of operations for the years ended December 31, 2023 and 2022.

The following table shows the balance sheets of the Company’s discontinued operations as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Current assets:
Cash	$-	$237,542
Accounts receivable	1,623,936	7,894,862
Contract assets	-	-
Prepaid expenses and deposits	-	151,369
Current assets of discontinued operations	$1,623,936	$8,283,773

Noncurrent assets:
Property and Equipment, net		5,338
Goodwill	$-	$1,841,040
Intangible assets, net of accumulated amortization of $752,865	-	5,692,473
Operating lease right-of-use assets	-	18,370
Noncurrent assets of discontinued operations	$-	$7,557,221

Current liabilities:
Accounts payable and accrued liabilities	$1,227,529	$2,308,881
Contract liabilities	219,962	1,531,642
Current portion of loans payable	-	5,729
Factor financing	-	3,689,593
Current portion of operating lease liabilities	-	19,356
Current liabilities of discontinued operations	$1,447,491	$7,555,201

Noncurrent liabilities:
Loans payable, net of current portion	$-	$152,102
Noncurrent liabilities of discontinued operations	$-	$152,102

The following table shows the statements of operations for the Company’s discontinued operations for the years ended December 31, 2023 and 2022:

	For the years ended
	December 31,
	2023	2022

Revenue	$24,845,606	$46,628,841

Operating expenses:
Cost of revenues	19,626,083	35,393,519
Depreciation and amortization	100,572	524,910
Salaries and wages	4,099,153	4,077,204
General and administrative	1,974,718	4,121,068
Goodwill impairment	-	11,826,894
Total operating expenses	25,800,526	55,943,595

Income (loss) from operations	(954,920)	(9,314,754)

Other income:
(Loss) gain on disposal of subsidiary	(1,434,392)	919,873
Exchange loss	(923)	(6,701)
Gain on sale of asset	-	-
Interest expense	-	(1,748)
PPP loan forgiveness	-	2,000,000
Total other (loss) income	(1,435,315)	2,911,424

Pre-tax income (loss) from operations	(2,390,235)	(6,403,330)

Provision for income taxes	-	-

Net income (loss) from discontinued operations, net of tax	$(2,390,235)	$(6,403,330)